Intangible Assets - Rollforward of goodwill - (Details) - USD ($) $ in Thousands	3 Months Ended
	Oct. 31, 2022	Apr. 30, 2022
Goodwill [Line Items]
Goodwill, Beginning balance		$ 795,811
Foreign currency translation adjustment		(832)
Impairment of goodwill	$ (570,900)
Acquisition		309,967
Measurement period adjustments		(614)
Goodwill, Ending balance		1,104,332
Skillsoft reporting unit
Goodwill [Line Items]
Goodwill, Beginning balance		680,500
Foreign currency translation adjustment		(102)
Acquisition		309,967
Goodwill, Ending balance		990,365
GK
Goodwill [Line Items]
Goodwill, Beginning balance		115,311
Foreign currency translation adjustment		(730)
Measurement period adjustments		(614)
Goodwill, Ending balance		$ 113,967